Basis of Presentation of the Consolidated Financial Statements (New Accounting Pronouncements) - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Amendment to IAS 12 [Member] | Improvements and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IAS 12: Recognition of Deferred Tax Assets for Unrealized Losses
Accounting pronouncements, effective date	Jan. 01, 2017
Accounting pronouncements, description	The purpose of the amendments to IAS 12 “Income Taxes” is to provide requirements on recognition of deferred tax assets for unrealized losses, and clarify how to account for deferred tax assets related to debt instruments measured at fair value.
Amendment to IAS 7 [Member] | Improvements and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IAS 7: Disclosure Initiative
Accounting pronouncements, effective date	Jan. 01, 2017
Accounting pronouncements, description	The amendments to IAS 7 “Statement of Cash Flows” are part of the IASB’s initiative aimed at improving presentation and disclosure of information in the financial statements. The amendments add additional disclosure requirements relating to financing activities in the statement of cash flows.
Annual Improvements to IFRS (2014 – 2016 Cycle) [Member] | Improvements and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Annual Improvements to IFRS (2014 – 2016 Cycle)
Accounting pronouncements, effective date	Jan. 01, 2017
Accounting pronouncements, description	Annual improvements correspond to a series of limited scope amendments clarifying, correcting or eliminating redundancy in IFRS 12 “Disclosures of Interests in Other Entities”.
Annual Improvements to IFRS (2014 – 2016 Cycle) [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Annual Improvements to IFRS (Cycles 2014-2016
Accounting pronouncements, effective date	Jan. 01, 2018
Accounting pronouncements, description	Annual improvements correspond to a series of limited scope amendments clarifying, correcting or eliminating redundancy in the following standards: IFRS 1 “First-time Adoption of IFRS”, IFRS 12 “Disclosures of Interests in Other Entities” and IAS 28 “Investments in Associates and Joint Ventures”.
IFRS 9 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRS 9 Financial Instruments
Accounting pronouncements, effective date	Jan. 01, 2018
IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRS 15 Revenue from Contracts with Customers
Accounting pronouncements, effective date	Jan. 01, 2018
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRS 16 Leases
Accounting pronouncements, effective date	Jan. 01, 2019
IFRIC 22 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRIC 22: Foreign Currency Transactions and Advance Consideration
Accounting pronouncements, effective date	Jan. 01, 2018
IFRIC 23 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRIC 23: Uncertainty over Income Tax Treatments
Accounting pronouncements, effective date	Jan. 01, 2019
Amendment to IFRS 2 [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)
Accounting pronouncements, effective date	Jan. 01, 2018
Accounting pronouncements, description	These amendments specify accounting requirements for: (i) performance conditions for cash-settled share-based payments;(ii) the classification of withholding tax obligations for share-based payment transactions with net settlement features; and (iii) the accounting for modifications of share-based payment transactions from cash-settled to equity-settled.
Amendments to IAS 40 [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Transfers of Investment Property (Amendments to IAS 40)
Accounting pronouncements, effective date	Jan. 01, 2018
Accounting pronouncements, description	The IASB issued this amendment to clarify that a change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use and is not a sufficient reclassification criteria.
IFRS 9 [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendments to IFRS 9: Prepayment features with negative compensation
Accounting pronouncements, effective date	Jan. 01, 2019
Accounting pronouncements, description	The amendments allow entities to measure prepayable financial assets with negative compensation at amortized costo or at fair value through other comprehensive income upon compliance of certain specific condition, instead of being measured at fair value through profit or loss
Amendments to IAS 28 [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures
Accounting pronouncements, effective date	Jan. 01, 2019
Accounting pronouncements, description	The IASB issued these amendments to clarify that an entity that applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied
Annual Improvements to IFRS (Cycle 2015-2017) [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Annual Improvements to IFRS (Cycle 2015-2017)
Accounting pronouncements, effective date	Jan. 01, 2019
Accounting pronouncements, description	Annual improvements correspond to a series of limited scope amendments that clarify the wording in an IFRS Standard or correct relatively minor oversights or conflicts between existing requirements of IFRS Standards: IFRS 3 “Business combination”, IFRS 11 “Joint arrangements”, IAS 12 “Income taxes” and IAS 23 “Borrowing costs”.
Amendment to IFRS 10 and IAS 28 [Member] | Standards Interpretations and Amendments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IFRS 10 and IAS 28: Sale or Contribution of Assets
Accounting pronouncements, description	The amendment corrects an inconsistency between IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” relating to the accounting treatment of the sale or contributions of assets between an Investor and its Associate or Joint Venture.
Accounting pronouncements, effective date	Effective date deferred indefinitely